Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025
Columbia Cornerstone Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,425		$ 9,331	$ 11,161	$ 13,087	$ 14,113	$ 17,991	$ 25,051	$ 20,704	$ 24,245	$ 30,833	$ 36,963
Columbia Cornerstone Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		9,827	11,667	13,577	14,531	18,387	25,415	20,851	24,227	30,577	36,385
Columbia Cornerstone Growth Fund - Class E
Account Value [Line Items]
Line Graph and Table Measure Name		Class E (including sales charges)
Accumulated Value	9,550		9,447	11,289	13,224	14,244	18,143	25,194	20,757	24,219	30,709	36,724
Columbia Cornerstone Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,926	11,902	13,991	15,125	19,328	26,984	22,355	26,245	33,457	40,211
Columbia Cornerstone Growth Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,936	11,925	14,027	15,174	19,399	27,087	22,446	26,361	33,609	40,402
Columbia Cornerstone Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,942	11,939	14,046	15,205	19,448	27,169	22,526	26,465	33,764	40,605
Columbia Cornerstone Growth Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R
Accumulated Value	10,000		9,878	11,784	13,782	14,826	18,849	26,185	21,588	25,213	31,983	38,249
Columbia Cornerstone Growth Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		9,926	11,902	13,991	15,125	19,328	26,984	22,355	26,245	33,457	40,211
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,484	12,156	14,124	15,254	17,089	23,577	21,958	24,801	30,133	35,117
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	$ 10,000		$ 10,435	$ 12,318	$ 15,132	$ 16,770	$ 21,774	$ 29,760	$ 26,210	$ 30,747	$ 39,029	$ 48,297